UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: October 31

Date of Reporting Period: May 1, 2011 – July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

July 31, 2011

	Shares/Par	Value
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.3%
American Airlines Pass-Through Trust, 10.38%, 07/02/19	$168,012	$194,054
Banc of America Commercial Mortgage Inc. REMIC, 5.92%, 07/10/17 (a)	300,000	327,860
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/17 (a)	300,000	334,488
5.69%, 06/11/50 (a)	300,000	326,847
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (a)	123,422	123,877
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (b)	396,440	409,117
Delta Air Lines Pass-Through Trust - Class A
6.20%, 07/02/18	1,116	1,175
4.95%, 11/23/20	246,420	246,420
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	300,000	322,163
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.93%, 02/12/49 (a)	250,000	269,520
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	320,741
Morgan Stanley Re-REMIC Trust REMIC, 6.00%, 04/12/17 (a) (b)	300,000	330,162
United Air Lines Inc., 9.75%, 01/15/17	88,934	100,940

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,788,707)		3,307,364

CORPORATE BONDS AND NOTES - 55.2%
CONSUMER DISCRETIONARY - 4.6%
Delphi Corp., 6.13%, 05/15/21 (b)	185,000	186,850
Massachusetts Institute of Technology, 5.60%, 07/01/11	75,000	80,424
Meritage Homes Corp., 6.25%, 03/15/15	100,000	99,375
MGM Resorts International, 9.00%, 03/15/20	100,000	111,250
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	100,000	108,125
News America Inc., 6.15%, 02/15/41 (b)	110,000	109,744
Shea Homes LP, 8.63%, 05/15/19 (b)	127,000	126,682
TRW Automotive Inc., 7.25%, 03/15/17 (b)	100,000	110,000
Volvo AB, 5.95%, 04/01/15 (b)	177,000	198,112
Wynn Las Vegas LLC, 7.75%, 08/15/20	100,000	110,500
Yonkers Racing Corp, 11.38%, 07/15/16 (b)	100,000	108,500

		1,349,562
CONSUMER STAPLES - 2.6%
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (c)	100,000	124,271
Clorox Co., 3.55%, 11/01/15	400,000	408,085
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (b)	100,000	101,126
Smithfield Foods Inc., 10.00%, 07/15/14	100,000	116,875

		750,357
ENERGY - 5.3%
Anadarko Petroleum Corp., 6.38%, 09/15/17	100,000	117,884
BP Capital Markets Plc, 3.13%, 10/01/15	200,000	209,443
Dolphin Energy Ltd., 5.89%, 06/15/19 (b)	181,138	197,440
El Paso Pipeline Partners Operating Co. LLC, 7.50%, 11/15/40	150,000	182,834
Ensco Plc, 3.25%, 03/15/16	300,000	312,571
Nabors Industries Inc., 5.00%, 09/15/20	90,000	94,824

	Shares/Par	Value
Petrobras International Finance Co.
3.88%, 01/27/16	100,000	103,696
5.38%, 01/27/21	100,000	106,511
Pride International Inc., 6.88%, 08/15/20	75,000	90,246
Weatherford International Ltd. Bermuda, 6.75%, 09/15/40	112,000	127,434

		1,542,883
FINANCIALS - 23.8%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	175,000	202,200
AON Corp., 8.21%, 01/01/27	100,000	116,402
Bank of America Corp.
8.00% (callable at 100 beginning 01/30/18) (d)	125,000	128,739
3.75%, 07/12/16	335,000	336,376
Bank of America NA, 6.10%, 06/15/17	450,000	488,472
Boeing Capital Corp., 2.90%, 08/15/18	174,000	174,759
Capital One Capital VI, 8.88%, 05/15/40	190,000	198,907
Chubb Corp., 6.38%, 03/29/67 (a)	100,000	103,250
Citigroup Inc., 6.00%, 08/15/17	205,000	228,199
Corp. Andina de Fomento, 3.75%, 01/15/16	500,000	511,566
Credit Suisse AG
2.60%, 05/27/16 (b)	200,000	202,052
5.40%, 01/14/20	125,000	128,728
Discover Bank, 7.00%, 04/15/20	250,000	282,209
Duke Realty LP, 8.25%, 08/15/19	100,000	123,727
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	317,000	318,726
FUEL Trust, 3.98%, 06/15/16 (b)	264,000	266,383
Goldman Sachs Group Inc.
5.95%, 01/18/18	125,000	136,351
6.75%, 10/01/37	100,000	100,024
HSBC Finance Corp., 6.68%, 01/15/21 (b)	100,000	105,905
HSBC USA Inc, 9.50%, 04/15/14	145,000	170,589
Hyundai Capital Services Inc., 6.00%, 05/05/15 (b)	100,000	110,818
International Lease Finance Corp.
6.50%, 09/01/14 (b)	150,000	159,000
7.13%, 09/01/18 (b)	125,000	133,125
6.25%, 05/15/19	124,000	123,740
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (d)	100,000	107,190
Macquarie Group Ltd., 7.30%, 08/01/14 (b)	150,000	169,490
Morgan Stanley
3.80%, 04/29/16	207,000	208,439
5.50%, 07/28/21	144,000	148,428
Nordea Bank AB, 4.88%, 05/13/21 (b)	350,000	343,890
Pricoa Global Funding I, 5.30%, 09/27/13 (b)	255,000	276,441
SLM Corp., 6.25%, 01/25/16	140,000	146,496
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (a)	250,000	243,750
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	241,057
UBS AG Stamford, 5.88%, 07/15/16	102,000	112,346
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (d)	100,000	107,125

		6,954,899
HEALTH CARE - 0.5%
Amgen Inc., 5.65%, 06/15/42	125,000	133,055
INDUSTRIALS - 2.8%
Bombardier Inc., 7.75%, 03/15/20 (b)	128,000	144,000
ITT Corp., 4.90%, 05/01/14	500,000	548,365
Owens Corning, 9.00%, 06/15/19	100,000	121,932

		814,297
INFORMATION TECHNOLOGY - 0.3%
Seagate Technology Plc, 7.00%, 11/01/21 (b)	100,000	101,000
MATERIALS - 6.4%
Anglo American Capital Plc, 9.38%, 04/08/14 (b)	250,000	299,767

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

July 31, 2011

	Shares/Par	Value
Braskem Finance Ltd., 7.00%, 05/07/20 (b)	200,000	220,000
Cargill Inc., 7.35%, 03/06/19 (b)	100,000	125,258
Cemex SAB de CV, 9.00%, 01/11/18 (b)	100,000	94,000
Dow Chemical Co., 7.60%, 05/15/14	150,000	174,847
Lyondell Chemical Co., 8.00%, 11/01/17 (b)	81,000	91,530
Teck Resources Ltd., 10.75%, 05/15/19	480,000	610,800
Votorantim Cimentos SA, 7.25%, 04/05/41 (b)	250,000	252,200

		1,868,402
TELECOMMUNICATION SERVICES - 4.0%
CC Holdings GS V LLC, 7.75%, 05/01/17 (b)	100,000	109,375
Crown Castle Towers LLC, 4.88%, 08/15/20 (b)	200,000	206,387
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)	150,000	159,187
Santander Holdings USA Inc., 4.63%, 04/19/16	200,000	206,627
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	156,285
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (b)	100,000	99,747
Virgin Media Finance Plc, 8.38%, 10/15/19	100,000	111,750
Virgin Media Secured Finance Plc, 6.50%, 01/15/18	100,000	110,000

		1,159,358
UTILITIES - 4.9%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (b)	175,000	185,719
AES Corp., 7.38%, 07/01/21 (b)	100,000	103,500
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	250,000	267,739
GenOn Energy Term Loan B, 6.00%, 09/20/17 (a)	99,250	99,079
Oncor Electric Delivery Co., 6.80%, 09/01/18	100,000	119,124
PPL WEM Holdings Plc, 3.90%, 05/01/16 (b)	200,000	209,268
Puget Energy Inc., 6.00%, 09/01/21 (b)	100,000	101,657
Sempra Energy, 2.00%, 03/15/14	350,000	355,375

		1,441,461

Total Corporate Bonds and Notes (cost $15,033,392)		16,115,274

GOVERNMENT AND AGENCY OBLIGATIONS - 30.1%
GOVERNMENT SECURITIES - 6.3%
U.S. Treasury Securities - 6.3%
U.S. Treasury Bond
3.88%, 08/15/40	45,000	43,017
4.25%, 11/15/40	292,000	297,703
U.S. Treasury Note
1.00%, 05/15/14	290,000	294,011
1.50%, 07/31/16	250,000	251,522
3.13%, 05/15/21	355,000	364,706
4.75%, 02/15/41	516,000	571,550

		1,822,509
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.8%
Federal Home Loan Mortgage Corp. - 10.8%
Federal Home Loan Mortgage Corp.
5.00%, 07/25/12, TBA (e)	400,000	426,313
4.00%, 08/15/25, TBA (e)	780,000	816,684
6.00%, 09/01/37	558,595	616,437
5.00%, 08/01/40	1,213,320	1,295,991

		3,155,425

	Shares/Par	Value
Federal National Mortgage Association - 8.9%
Federal National Mortgage Association
4.50%, 09/01/24 - 08/01/40	929,356	976,469
5.50%, 02/01/37	853,916	927,795
4.00%, 03/01/41	696,000	707,644

		2,611,908

Government National Mortgage Association - 4.1%
Government National Mortgage Association, 4.50%, 05/15/40 , TBA (e)	1,114,000	1,187,106

Total Government and Agency Obligations (cost $8,650,846)		8,776,948

COMMON STOCKS - 0.2%
FINANCIALS - 0.2%
Citigroup Inc.	1,226	47,005

Total Common Stocks (cost $29,128)		47,005

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Citigroup Capital XIII, (callable at 25 on 10/30/15)	10,000	270,700

Total Preferred Stocks (cost $257,860)		270,700

SHORT TERM INVESTMENTS - 8.7%
Investment Company - 8.7%
JNL Money Market Fund, 0.00% (f) (g)	2,556,459	2,556,459

Total Short Term Investments (cost $2,556,459)		2,556,459

Total Investments - 106.4% (cost $29,316,392)		31,073,750
Other Assets and Liabilities, Net - (6.4%) (h)		(1,874,129)

Total Net Assets - 100.0%		$29,199,621

(a)	Variable rate security. Rate stated was in effect as of July 31, 2011.
(b)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of July 31, 2011, the value of Rule 144A and Section 4(2) liquid securities was $6,725,496.
(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	Investment purchased on a delayed delivery basis. As of July 31, 2011, the total payable of investments purchased on a delayed delivery basis was $2,413,172.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2011.
(h)	Cash is pledged as collateral for open futures contracts. As of July 31, 2011, total value of collateral was $27,081.

Abbreviations:

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

July 31, 2011

	Shares/Par	Value
JNL Money Market Fund
CORPORATE BONDS AND NOTES - 9.0%
FINANCIALS - 8.0%
Bank of America Corp.
0.24%, 11/28/11 $	15,700,000	$15,700,000
0.31%, 01/17/12	13,000,000	13,000,000
Bear Stearns Cos. Inc., 0.44%, 11/28/11 (a)	12,850,000	12,858,663
Countrywide Financial Corp., 5.80%, 06/07/12	6,000,000	6,231,387
General Electric Capital Corp., 0.36%, 03/02/12 (a)	11,000,000	11,007,505
Goldman Sachs Group Inc.
0.49%, 08/05/11 (a)	1,500,000	1,500,022
0.65%, 10/07/11 (a)	11,000,000	11,007,145
6.60%, 01/15/12	13,429,000	13,785,152
0.45%, 02/06/12 (a)	12,105,000	12,105,137
JPMorgan Chase & Co., 4.50%, 01/15/12	5,000,000	5,093,176
Toyota Motor Credit Corp., 0.24%, 02/02/12 (a)	14,750,000	14,750,000
Wachovia Corp., 0.38%, 10/15/11 (a)	5,500,000	5,501,760
Wells Fargo & Co.
5.30%, 08/26/11	8,066,000	8,093,142
0.34%, 01/24/12 (a)	6,700,000	6,702,902
HEALTH CARE - 0.6%
Pfizer Inc., 4.45%, 03/15/12	11,000,000	11,280,683
INFORMATION TECHNOLOGY - 0.4%
Hewlett-Packard Co., 4.25%, 02/24/12	6,500,000	6,638,417

Total Corporate Bonds and Notes (cost $155,255,091)		155,255,091

GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
GOVERNMENT SECURITIES - 9.7%
Federal Home Loan Mortgage Corp. - 0.6% (b)
Federal Home Loan Mortgage Corp., 0.35%, 07/25/12	10,000,000	9,998,824
U.S. Treasury Securities - 9.1%
U.S. Treasury Note
4.50%, 03/31/12	75,000,000	77,165,836
1.00%, 04/30/12	55,200,000	55,526,826
0.75%, 05/31/12	25,000,000	25,111,009

		157,803,671

Total Government and Agency Obligations (cost $167,802,495)		167,802,495

SHORT TERM INVESTMENTS - 81.2%
Certificates of Deposit - 25.8%
Bank of America Corp., 0.35%, 09/06/11	8,700,000	8,700,000
Bank of Montreal
0.21%, 10/03/11 (a)	24,500,000	24,500,000
0.35%, 10/26/11	20,000,000	20,000,000
Bank of Nova Scotia
0.24%, 10/31/11	5,000,000	5,000,000
0.36%, 11/28/11	10,000,000	10,000,000
0.25%, 01/25/12 (a)	11,500,000	11,500,000
Barclays Bank Plc
0.76%, 10/25/11	15,000,000	15,000,000
0.81%, 02/16/12	4,000,000	4,000,000
0.54%, 05/03/12 (a)	7,500,000	7,500,000
BNP Paribas SA
0.49%, 08/29/11	15,500,000	15,500,000
0.76%, 03/01/12	10,000,000	10,000,000
Canadian Imperial Bank of Commerce
0.45%, 01/19/12 (a)	8,000,000	8,006,504
0.26%, 04/30/12 (a)	8,600,000	8,600,000
0.46%, 05/04/12 (a)	15,000,000	15,018,938

	Shares/Par	Value
Credit Agricole SA
0.23%, 08/04/11	20,000,000	20,000,000
0.31%, 10/04/11	7,000,000	7,000,000
Deutsche Bank AG, 0.20%, 08/03/11	13,000,000	13,000,000
DnB NOR Bank ASA
0.33%, 11/07/11 (a)	9,000,000	9,000,000
0.48%, 11/22/11	7,000,000	7,000,000
0.28%, 03/31/12 (a)	16,000,000	16,000,000
Nordea Bank Finland Plc, 0.27%, 10/14/11	14,000,000	14,000,000
Rabobank Nederland NV
0.34%, 09/12/11	15,600,000	15,600,000
0.28%, 11/07/11 (a)	9,000,000	9,000,000
0.25%, 02/10/12 (a)	8,000,000	8,000,000
Royal Bank of Canada
0.33%, 08/15/11	8,500,000	8,500,132
0.33%, 08/15/11	15,000,000	15,000,233
0.24%, 03/02/12 (a)	16,500,000	16,500,000
0.27%, 07/11/12 (a)	8,600,000	8,600,000
Societe Generale, 0.36%, 11/07/11 (a)	18,000,000	18,000,000
Standard Chartered Bank, 0.42%, 12/05/11 (a)	22,000,000	22,000,000
Svenska Handelsbanken, 0.32%, 08/15/11	10,000,000	10,000,097
Toronto-Dominion Bank NY
0.26%, 10/28/11 (a)	7,600,000	7,600,000
0.21%, 01/03/12	20,000,000	20,000,000
0.41%, 04/27/12	7,000,000	7,000,000
UBS AG Stamford
0.48%, 11/23/11 (a)	8,700,000	8,700,000
0.63%, 03/02/12	21,300,000	21,300,000

		445,125,904
Commercial Paper - 19.4%
Amsterdam Funding Corp., 0.21%, 10/05/11 (c)	15,000,000	14,994,312
Australia & New Zealand Banking Group, 0.18%, 09/23/11	12,700,000	12,696,635
CAFCO LLC, 0.18%, 10/05/11 (c)	28,000,000	27,990,900
Chariot Funding LLC
0.15%, 08/01/11 (c)	14,000,000	14,000,000
0.13%, 08/08/11	12,000,000	11,999,697
Coca-Cola Co., 0.17%, 10/04/11 (c)	9,800,000	9,797,038
Commonwealth Bank of Australia, 0.20%, 09/23/11 (c)	15,000,000	14,995,583
CRC Funding LLC, 0.18%, 09/26/11	23,500,000	23,493,420
Fairway Finance, 0.15%, 08/08/11 (c)	2,800,000	2,799,918
Falcon Asset Securitization Co. LLC, 0.13%, 08/25/11 (c)	20,000,000	19,998,267
HSBC Bank USA, 0.14%, 08/01/11	4,100,000	4,100,000
Johnson & Johnson, 0.15%, 09/02/11	18,300,000	18,297,560
Jupiter Securitization Corp.
0.17%, 09/21/11 (c)	6,200,000	6,198,507
0.17%, 10/04/11 (c)	21,000,000	20,993,653
National Australia Bank Ltd., 0.20%, 10/03/11	13,900,000	13,895,135
Old Line Funding LLC, 0.17%, 10/06/11 (c)	27,500,000	27,491,429
Province of Quebec, Canada, 0.16%, 11/14/11	27,000,000	26,987,400
Sanoti-Aventis SA
0.31%, 08/18/11 (c)	19,000,000	18,997,219
0.34%, 09/14/11 (c)	20,000,000	19,991,689
Windmill Funding LLC
0.15%, 08/04/11	22,000,000	21,999,725
0.15%, 08/09/11 (c)	3,000,000	2,999,900

		334,717,987
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.01% (d)	100,181	100,181

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

July 31, 2011

	Shares/Par	Value
Repurchase Agreements - 36.0%
Repurchase Agreement with Barclays, 0.18% (Collateralized by $839,339 Government National Mortgage Association, 5.00%, due 08/20/40, value $918,001) acquired on 07/29/11, due 08/01/11 at $900,014	$900,000	900,000
Repurchase Agreement with Goldman Sachs, 0.06% (Collateralized by $14,795,089 Federal National Mortgage Association, 4.00%, due 03/01/26, value $15,536,605; $14,843,356 Federal Home Loan Mortgage Corp., 4.00%, due 03/01/39, value $15,063,469) acquired on 07/25/11, due 08/01/11 at $30,000,350	30,000,000	30,000,000
Repurchase Agreement with Goldman Sachs, 0.07% (Collateralized by $55,600,585 Federal National Mortgage Association, 5.00% - 6.00%, due 11/01/32 - 02/01/38, value $61,200,000) acquired on 07/26/11, due 08/02/11 at $60,000,817	60,000,000	60,000,000
Repurchase Agreement with Goldman Sachs, 0.09% (Collateralized by $18,016,866 Federal National Mortgage Association, 4.50% - 6.00%, due 11/01/32 - 08/01/39, value $19,206,012; $43,770,707 Federal Home Loan Mortgage Corp., 4.50%, due 06/01/26, value $47,093,823) acquired on 07/18/11, due 08/15/11 at $65,004,550 (e)	65,000,000	65,000,000
Repurchase Agreement with Goldman Sachs, 0.13% (Collateralized by $47,872,619 Federal National Mortgage Association, 4.00% - 5.50%, due 07/01/31 - 08/01/39, value $51,000,000) acquired on 07/27/11, due 08/03/11 at $50,001,264	50,000,000	50,000,000
Repurchase Agreement with Goldman Sachs, 0.15% (Collateralized by $32,723,802 Federal National Mortgage Association, 4.50%, due 08/01/39, value $34,147,254; $29,810,370 Federal Home Loan Mortgage Corp., 5.00%, due 06/01/41, value $32,152,746) acquired on 07/28/11, due 08/04/11 at $65,001,896	65,000,000	65,000,000
Repurchase Agreement with Goldman Sachs, 0.20% (Collateralized by $23,846,109 Federal National Mortgage Association, 5.00%, due 10/01/40, value $25,500,001) acquired on 07/29/11, due 08/05/11 at $25,000,972	25,000,000	25,000,000
Repurchase Agreement with HSBC, 0.20% (Collateralized by $165,616,240 Federal National Mortgage Association, 3.50% - 6.50%, due 04/01/18 - 07/01/47, value $174,829,155) acquired on 07/29/11, due 08/01/11 at $171,402,857	171,400,000	171,400,000
Repurchase Agreement with UBS Securities, 0.20% (Collateralized by $150,846,702 Federal National Mortgage Association, 3.50% - 4.50%, due 02/01/26 - 04/01/041, value $155,754,000) acquired on 07/29/11, due 08/01/11 at $152,702,545	152,700,000	152,700,000

		620,000,000

Total Short Term Investments (cost $1,399,944,072)		1,399,944,072

Total Investments - 99.9% (cost $1,723,001,658)		1,723,001,658
Other Assets and Liabilities, Net - 0.1%		1,953,435

Total Net Assets - 100.0%		$1,724,955,093

(a)	Variable rate security. Rate stated was in effect as of July 31, 2011.
(b)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(c)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of July 31, 2011, the value of Rule 144A and Section 4(2) liquid securities was $201,248,415.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2011.
(e)	Restricted as to public resale. See Restricted Securities Note in the Notes to Schedules of Investments.

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2011

Security Valuation - The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Debt securities are generally valued by independent pricing services approved by the Trust’s Board of Trustees (“Board” or “Trustees”). Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from Jackson National Asset Management, LLC (“Adviser”), a broker/dealer or widely used quotation system. All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange trade futures are valued at the last sales price as of the close of business on the local exchange. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets and securities subject to corporate actions. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued securities or securities for which reliable quotes are not available. There were no significant transfers between Level 1 and Level 2 during the period ended July 31, 2011. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of July 31, 2011 by valuation level.

	Assets as of July 31, 2011 by Level: Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$3,307,364	$—	$3,307,364
Corporate Bonds and Notes	—	16,115,274	—	16,115,274
Government and Agency Obligations	—	8,776,948	—	8,776,948
Common Stocks	47,005	—	—	47,005
Preferred Stocks	270,700	—	—	270,700
Short Term Investments	2,556,459	—	—	2,556,459

Fund Total	$2,874,164	$28,199,586	$—	$31,073,750

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2011

	Assets as of July 31, 2011 by Level: Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL Money Market Fund
Corporate Bonds and Notes	$—	$155,255,091	$—	$155,255,091
Government and Agency Obligations	—	167,802,495	—	167,802,495
Short Term Investments	100,181	1,399,843,891	—	1,399,944,072

Fund Total	$100,181	$1,722,901,477	$—	$1,723,001,658

	Assets as of July 31, 2011 by Level: Investments in Other Financial Instruments[1]				Liabilities as of July 31, 2011 by Level: Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$4,873	$—	$—	$4,873	$(57,579)	$—	$—	$(57,579)

[1]	Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities that have been deemed illiquid, held at July 31, 2011.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL Money Market Fund
Repurchase Agreement with Goldman Sachs, 0.09% acquired on 07/18/11, due 08/15/11 at $65,004,550	07/18/2011	$65,000,000	$65,000,000	3.8%

Investments in Affiliates - The JNL/PPM America Total Return Fund had an investment in the JNL Money Market Fund, an affiliate of the Fund, during the period ended July 31, 2011. JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund at October 31, 2010 and July 31, 2011 was $1,833,276 and $2,556,459, respectively. Dividend income received from this investment during the period ended July 31, 2011 was $1,448. There was no realized gain or loss relating to transactions for this investment during the period ended July 31, 2011.

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for each instrument held by the JNL/PPM America Total Return Fund is discussed in the following paragraph.

Futures Contracts - The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. During the period, the Fund used futures contracts to manage its exposure to or hedge against changes in interest rates and to replicate treasury cash bond positions. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also suffer a loss on futures contracts. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 30-Year	September 2011	1	$4,873
U.S. Treasury Note Future, 5-Year	September 2011	(24)	(57,579)

			$(52,706)

Recent Accounting Pronouncements – In April, 2011, FASB released Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2011

both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing. The ASU may cause certain dollar roll transactions that are currently accounted for as a purchase and sale transaction to be characterized as a secured borrowing transaction. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating what impact, if any, ASU No. 2011-03 will have on the Funds’ financial statement disclosures.

In May 2011, FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuation inputs.

Tax Matters - As of July 31, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund	$29,321,076	$1,773,857	$(21,183)	$1,752,674
JNL Money Market Fund	1,723,001,658	–	–	–

Item 2.	Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.	Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud Principal Executive Officer

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud Principal Executive Officer

Date:	September 28, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors Principal Financial Officer

Date:	September 28, 2011

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.